CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]
Balance at Mar. 31, 2010		$ 31,325,000	$ 3,861,000	$ 65,910,000	$ (257,000)	$ (15,030,000)	$ 249,201,000
Net (Loss) Earnings	17,671,000						17,671,000
Cash dividends paid on preferred stock							(23,000)
Equity incentive program				125,000
Stock conversion		(25,000,000)	257,000	24,743,000
Change in pension and post retirement benefits adjustment (net of tax)	(1,049,000)					1,049,000
Balance at Mar. 31, 2011		6,325,000	4,118,000	90,778,000	(257,000)	(13,981,000)	266,849,000
Net (Loss) Earnings	11,256,000						11,256,000
Cash dividends paid on preferred stock							(23,000)
Equity incentive program				124,000
Common stock stated value adjustment			(1,181,000)	1,181,000
Treasury stock purchased					(1,178,000)
Stock conversion		(57,000)	1,000	56,000
Change in pension and post retirement benefits adjustment (net of tax)	9,338,000					(9,338,000)
Balance at Mar. 31, 2012	354,673,000	6,268,000	2,938,000	92,139,000	(1,435,000)	(23,319,000)	278,082,000
Net (Loss) Earnings	41,413,000						41,413,000
Cash dividends paid on preferred stock	(23,000)						(23,000)
Equity incentive program				72,000
Stock issued for bonus program				29,000
Treasury stock purchased					(29,769,000)
Stock conversion		(846,000)	17,000	829,000
Change in pension and post retirement benefits adjustment (net of tax)	(771,000)					771,000
Balance at Mar. 31, 2013	$ 367,166,000	$ 5,422,000	$ 2,955,000	$ 93,069,000	$ (31,204,000)	$ (22,548,000)	$ 319,472,000